Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following at year-end:

	2024	2023
2029 Notes	$334,200	$334,200
2027 Notes	379,265	379,265
Finance lease obligations	9,087	8,498
Other long-term borrowings	2,791	1,700
Subtotal	725,343	723,663
Discount on 2029 Notes	(3,294)	(4,059)
Discount on 2027 Notes	(1,753)	(2,571)
Premium on 2029 Notes	308	382
Premium on 2027 Notes	783	1,141
Deferred financing costs	(2,789)	(3,715)
Total	718,598	714,841
Current portion of long-term debt	2,624	1,803
Long-term debt, excluding current portion	$715,974	$713,038
The following table presents additional information related to the 2029 and 2027 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2024	2023	Maturity
2029 Notes	6.125%	USD	$334,200	$334,200	May 27, 2029
2027 Notes	5.875%	USD	379,265	379,265	April 4, 2027

The following table presents additional information for the fiscal years ended December 31, 2024, 2023 and 2022:

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2024	2023	2022	2024	2023	2022	2024	2023	2022
2029 Notes	$20,469	$20,511	$14,299	$469	$527	$342	$691	$695	$715
2027 Notes	22,282	22,218	25,538	457	466	759	460	478	785

(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income.
The following table summarizes the activity of 2027 Notes as of December 31, 2024:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	April 4, 2017	$265,000	—	—	$—
Additional issuance	September 11, 2020	$150,000	—	—	$—
Additional issuance of 2027 Notes related to 2023 exchange	October 13, 2020	$138,354	—	—	$—
Open market repurchases	During 2021	$(17,368)	105.74%	—	$(18,364)
Cash Tender	May 13, 2022	$(150,000)	99.94%	103.00%	$(154,407)
Open market repurchases	During 2022	$(4,721)	98.01%	—	$(4,627)
Open market repurchases	During 2023	$(2,000)	95.20%	—	$(1,904)
Principal amount of 2027 Notes as of December 31, 2024:		$379,265

(i) Not including accrued and unpaid interest
The following table summarizes the activity of 2029 Notes as of December 31, 2024:

Transaction	Date	Principal Amount	Average Price	Total payment (i)
Issuance	April 27, 2022	$350,000	—	$—
Open market repurchases	During 2022	$(12,800)	93.87%	$(12,015)
Open market repurchases	During 2023	$(3,000)	93.76%	$(2,813)
Principal amount of 2029 Notes as of December 31, 2024:		$334,200

(i) Not including accrued and unpaid interest
The table below summarizes certain payment terms for the Notes:

Senior Note	Outstanding principal amount (i)	Tender Offer Consideration (ii)	Tender Offer Expiration Date
2027 Notes	$385,986	$1,000	January 23, 2025

(i) $6,721 of repurchases held by Arcos Dorados BV included.
(ii) Expressed as whole number.

Schedule of future payments related to long-term debt
As of December 31, 2024, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2025	$2,624	$43,491	$46,115
2026	758	43,424	44,182
2027	380,083	32,224	412,307
2028	886	21,018	21,904
2029	335,144	10,672	345,816
Thereafter	5,848	760	6,608
Total payments	725,343	151,589	876,932
Interest	—	(151,589)	(151,589)
Discount on 2029 Notes	(3,294)	—	(3,294)
Discount on 2027 Notes	(1,753)	—	(1,753)
Premium on 2029 Notes	308	—	308
Premium on 2027 Notes	783	—	783
Deferred financing cost	(2,789)	—	(2,789)
Long-term debt	$718,598	$—	$718,598